Commitments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Commitments
23)	COMMITMENTS

23.1)	GUARANTEES

As of December 31, 2018 and 2017, CEMEX, S.A.B. de C.V., had guaranteed loans of certain subsidiaries for US$1,493 (Ps29,331) and US$1,506 (Ps29,601), respectively.

23.2)	PLEDGED ASSETS

CEMEX transferred to a guarantee trust the shares of its main subsidiaries, including, among others, CEMEX México, S.A. de C.V., New Sunward Holding B.V. and CEMEX España, S.A., and entered into pledge agreements in order to secure payment obligations under the 2017 Credit Agreement (formerly under the 2014 Credit Agreement and the Facilities Agreement) and other debt instruments entered into prior and after the date of these agreements (note 16.1).

As of December 31, 2018 and 2017, there are no liabilities secured by property, machinery and equipment.

23.3)	OTHER COMMITMENTS

As of December 31, 2018 and 2017, CEMEX was party to other commitments for several purposes, including the purchase of fuel and energy, the estimated future cash flows over maturity of which are presented in note 23.5. A description of the most significant contracts is as follows:

•

Beginning in April 2016, in connection with the Ventika, S.A.P.I. de C.V. and the Ventika II, S.A.P.I. de C.V. wind farms (jointly “Ventikas”) located in the Mexican state of Nuevo Leon with a combined generation capacity of 252 Megawatts (“MW”), CEMEX agreed to acquire a portion of the energy generated by Ventikas for its overall electricity needs in Mexico for a period of 20 years. The estimated annual cost of this agreement is US$25 (unaudited) assuming that CEMEX receives all its energy allocation. Nonetheless, energy supply from wind is variable in nature and final amounts are determined considering the final MW per hour (“MWh”) effectively received at the agreed prices per unit.

•

On July 27, 2012, CEMEX signed a 10-year strategic agreement with International Business Machines Corporation (“IBM”) pursuant to which IBM provides, among others, data processing services (back office) in finance, accounting and human resources; as well as Information Technology (“IT”) infrastructure services, support and maintenance of IT applications in the countries in which CEMEX operates.

•

Beginning in February 2010, for its overall electricity needs in Mexico CEMEX agreed with EURUS the purchase a portion of the electric energy generated for a period of no less than 20 years. EURUS is a wind farm with an installed capacity of 250 MW operated by ACCIONA in the Mexican state of Oaxaca. The estimated annual cost of this agreement is US$71 (unaudited) assuming that CEMEX receives all its energy allocation. Nonetheless, energy supply from wind source is variable in nature and final amounts will be determined considering the final MWh effectively received at the agreed prices per unit.

•

CEMEX maintains a commitment initiated in April 2004 to purchase the energy generated by Termoeléctrica del Golfo (“TEG”) until 2027 for its overall electricity needs in Mexico. The estimated annual cost of this agreement is US$132 (unaudited) assuming that CEMEX receives all its energy allocation. Nonetheless, final amounts will be determined considering the final MWh effectively received at the agreed prices per unit.

•

In regards with the above, CEMEX also committed to supply TEG and another third-party electrical energy generating plant adjacent to TEG all fuel necessary for their operations until the year 2027, equivalent to approximately 1.2 million tons of petroleum coke per year. CEMEX covers its commitments under this agreement acquiring the aforementioned volume of fuel from sources in the international markets and Mexico.

•

CEMEX OstZement GmbH (“COZ”), CEMEX’s subsidiary in Germany, held a long-term energy supply contract until 2023 with STEAG—Industriekraftwerk Rüdersdorf GmbH (“SIKW”) in connection with the overall electricity needs of CEMEX’s Rüdersdorf plant. Based on the contract, each year COZ has the option to fix in advance the volume of energy in terms of MW that it will acquire from SIKW, with the option to adjust the purchase amount one time on a monthly and quarterly basis. The estimated annual cost of this agreement is approximately US$15 (unaudited) assuming that CEMEX receives all its energy allocation.

23.4)	COMMITMENTS FROM EMPLOYEE BENEFITS

In some countries, CEMEX has self-insured health care benefits plans for its active employees, which are managed on cost plus fee arrangements with major insurance companies or provided through health maintenance organizations. As of December 31, 2018, in certain plans, CEMEX has established stop-loss limits for continued medical assistance derived from a specific cause (e.g., an automobile accident, illness, etc.) ranging from 23 thousand dollars to 400 thousand dollars. In other plans, CEMEX has established stop-loss limits per employee regardless of the number of events ranging from 100 thousand dollars to 2.5 million dollars. The contingency for CEMEX if all employees qualifying for health care benefits required medical services simultaneously is significantly. However, CEMEX believes this scenario is remote. The amount expensed through self-insured health care benefits was US$62 in 2018, US$64 in 2017 and US$69 in 2016.

23.5)	CONTRACTUAL OBLIGATIONS

As of December 31, 2018, CEMEX had the following contractual obligations:

	2018
Obligations	Less than 1 year		1-3 years	3-5 years	More than 5 years	Total
Long-term debt	US$	7	1,788	2,347	5,197	9,339
Finance lease obligations[1]		36	87	19	1	143
Convertible notes[2]		19	514	—	—	533

Total debt and other financial obligations[3]		62	2,389	2,366	5,198	10,015
Operating leases[4]		186	351	231	439	1,207
Interest payments on debt[5]		508	960	777	535	2,780
Pension plans and other benefits[6]		148	270	270	664	1,352
Acquisition of property, plant and equipment[7]		87	43	—	—	130
Purchases of raw materials, fuel and energy[8]		702	955	1,230	2,270	5,157

Total contractual obligations	US$	1,693	4,968	4,874	9,106	20,641

	Ps	33,267	97,621	95,774	178,933	405,595

1

Represent nominal cash flows. As of December 31, 2018, the NPV of future payments under such leases was US$122 (Ps2,396), of which, US$74 (Ps1,450) refers to payments from 1 to 3 years and US$14 (Ps276) refer to payments from 3 to 5 years. Beginning January 1, 2019, IFRS 16 eliminates the classifications of finance and operating leases. This elimination has no effect in the reported amounts of cash flows considering the contracts outstanding as of December 31, 2018 (note 2.20).

2	Refers to the components of liability of the convertible notes described in note 16.2 and assumes repayment at maturity and no conversion of the notes.
3

The schedule of debt payments, which includes current maturities, does not consider the effect of any refinancing of debt that may occur during the following years. In the past, CEMEX has replaced its long-term obligations for others of a similar nature.

4

The amounts represent nominal cash flows. CEMEX has operating leases, primarily for operating facilities, cement storage and distribution facilities and certain transportation and other equipment, under which annual rental payments are required plus the payment of certain operating expenses. Rental expense was US$185 (Ps3,493) in 2018, US$115 (Ps2,252) in 2017 and US$121 (Ps2,507) in 2016. Beginning January 1, 2019, IFRS 16 eliminates the classifications of finance and operating leases. This elimination has no effect in the reported amounts of cash flows considering the contracts outstanding as of December 31, 2018 (note 2.20).

5	Estimated cash flows on floating rate denominated debt were determined using the floating interest rates in effect as of December 31, 2018.
6	Represents estimated annual payments under these benefits for the next 10 years (note 18), including the estimate of new retirees during such future years.
7	Refers mainly to the expansion of a cement-production line in the Philippines.
8

Future payments for the purchase of raw materials are presented on the basis of contractual nominal cash flows. Future nominal payments for energy were estimated for all contractual commitments on the basis of an aggregate average expected consumption per year using the future prices of energy established in the contracts for each period. Future payments also include CEMEX’s commitments for the purchase of fuel.